                                                                          [LOGO]
                                                                  [THE HARTFORD]

May 3, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
Attention: Division of Investment Management

Re: Hartford Life and Annuity Insurance Company
    Separate Account Three ("Registrant")
    Hartford Select Leaders Outlook (Series I, IR and II)
    File No. 333-102628

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

    1. The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

    2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 9, 2007.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-6085.

Sincerely,

/s/ Sarah M. Patterson

Sarah M. Patterson
Associate Counsel